FINANCE INCOME AND COST - Schedule of finance and income cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
FINANCE INCOME AND COST
Finance income	$ 2.5	$ 1.8	$ 5.2	$ 3.1
Finance cost
Interest cost to related parties	0.0	(58.3)	(21.8)	(107.1)
Interest cost on other interest bearing debt	(42.6)	(39.3)	(89.1)	(74.1)
Exchange rate losses	(0.9)	(1.3)	(12.6)	(1.3)
Other finance cost	(4.2)	(2.2)	(6.5)	(4.7)
Total Finance cost	(47.7)	(101.1)	(130.0)	(187.2)
Loss on debt extinguishment	0.0	0.0	(14.3)	0.0
Net finance cost	$ (45.2)	$ (99.3)	$ (139.1)	$ (184.1)